Cover	Apr. 22, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2026
Entity File Number	001-42720
Entity Registrant Name	Yorkville Acquisition Corp.
Entity Central Index Key	0002064658
Entity Tax Identification Number	98-1850073
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1012 Springfield Avenue
Entity Address, City or Town	Mountainside
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07092
City Area Code	201
Local Phone Number	985-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	MCGAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	MCGA
Security Exchange Name	NASDAQ
Warrants [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	MCGAW
Security Exchange Name	NASDAQ